FAX UPDATE

                               BONNEL GROWTH  FUND

                                STATISTICS  AS OF
                                FEBRUARY 29, 1996


PERFORMANCE                            ASSET ALLOCATION
(YEAR TO DATE)                         ----------------
                                                         $MILL           %
                                                         -----           -

12/31/95-2/29/96                       EQUITIES         46.3           99.6
FUND                       +2.8        FIXED INCOME        0              0
S&P 500                    +4.0        CASH              0.2            0.4
                                                         ---            ---
RUSSELL 2000               +2.8        TOTAL            46.5          100.0

PORTFOLIO STATISTICS
--------------------
NUMBER OF HOLDINGS           90
FOREIGN HOLDINGS              1

                                    AVERAGE          MEDIAN
                                    -------          ------

MARKET CAP (MILL)                    2469             607
P/E                                    32.2            28.9
50 DAY VOLUME                         306             147

TOP 10 HOLDINGS                                        %
---------------                                        -
  1.  SEAGATE TECH                                   2.67
  2.  PARAMETRIC TECH                                2.41
  3.  KENT ELECTRONICS                               2.22
  4.  JONES MEDICAL                                  2.19
  5.  LEVEL ONE COMM                                 2.18
  6.  COHERENT                                       2.16
  7.  MEDTRONIC                                      2.10
  8.  UNIVERSAL HEALTH SYS                           2.10
  9.  DURA PHARMACEUTICALS                           2.10
10.  COMPUTER SCIENCES                               2.05

TOP TEN INDUSTRIES                                     %
------------------                                     -
  1.  PHARMACEUTICAL PREP                            6.42
  2.  PREPACKAGED SOFTWARE                           5.66
  3.  SEMICONDUCTORS                                 4.33
  4.  GENERAL MED & SUR HOSP                         3.91
  5.  COMMUNICATIONS EQUIP                           3.73
  6.  RADIO TV BROADCAST                             3.71
  7.  COMPUTER STORAGE DEV                           3.68
  8.  CMP INTEGRATED SYS                             3.60
  9.  DEPARTMENT STORES                              3.56
10.  SURGICAL MED INSTR                              3.42

US: BONNEL GROWTH For more information, including charges and expenses, call 1-800-4-BONNEL (1-800-426-6635). Please read the prospectus carefully before investing. Investment returns and principal value may vary, and you may have a gain or a loss when you sell shares. Past performance is no guarantee of future results. Average annual total rate of return for 1 year is 43.27% and for the life of the Fund (10/17/94 through 2/29/96), 34.80%. US stands for "United Services". The S&P 500 and Russell 2000 are not mutual funds.